Other Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2017
Other Accounts Payable
Summary of other accounts payable
	December 31,
	2017	2016
	NIS in thousands
Employees and payroll accruals	780	401
Accrued expenses	2,689	3,187

	3,469	3,588